Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 3.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.2%
Chile Government International Bond
07/27/2033	2.550%		200,000	195,352
Colombia 0.2%
Colombia Government International Bond
01/30/2030	3.000%		200,000	188,995
Germany 3.0%
Bundesrepublik Deutschland(c),(d)
08/15/2026	0.000%	EUR	3,020,000	3,599,665
Mexico 0.1%
Mexico Government International Bond
10/25/2033	1.450%	EUR	100,000	109,487
New Zealand 0.1%
New Zealand Government Bond
05/15/2041	1.750%	NZD	163,000	97,747
Panama 0.1%
Panama Government International Bond
04/01/2056	4.500%		85,000	92,279
Romania 0.1%
Romanian Government International Bond(c)
05/26/2030	3.624%	EUR	105,000	137,026
Spain 0.1%
Spain Government Bond(c)
07/30/2066	3.450%	EUR	85,000	151,203
Total Foreign Government Obligations (Cost $4,638,806)				4,571,754

Inflation-Indexed Bonds(a) 92.7%

Australia 1.3%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	462,103	339,034
09/20/2030	2.500%	AUD	366,426	338,692
08/21/2035	2.000%	AUD	282,679	265,377
08/21/2040	1.250%	AUD	127,324	110,495
02/21/2050	1.000%	AUD	52,474	44,056
Australia Government Index-Linked Bond(c)
09/20/2025	3.000%	AUD	553,866	470,876
Total				1,568,530
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 1.9%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	282,624	225,475
12/01/2026	4.250%	CAD	234,936	236,500
12/01/2031	4.000%	CAD	319,224	365,251
12/01/2036	3.000%	CAD	241,792	278,376
12/01/2041	2.000%	CAD	275,084	296,623
12/01/2044	1.500%	CAD	363,136	367,055
12/01/2047	1.250%	CAD	271,235	267,319
12/01/2050	0.500%	CAD	175,184	147,678
Total				2,184,277
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,726,184	280,805
Denmark I/L Government Bond(c)
11/15/2030	0.100%	DKK	327,168	59,657
Total				340,462
France 6.4%
France Government Bond OAT(c)
07/25/2023	2.100%	EUR	202,900	253,557
03/01/2025	0.100%	EUR	396,307	490,834
07/25/2027	1.850%	EUR	285,833	412,644
07/25/2029	3.400%	EUR	376,699	623,594
07/25/2030	0.700%	EUR	664,962	951,692
07/25/2032	3.150%	EUR	462,819	838,797
07/25/2047	0.100%	EUR	485,690	758,447
French Republic Government Bond OAT(c)
07/25/2024	0.250%	EUR	190,132	238,621
03/01/2026	0.100%	EUR	214,055	274,376
03/01/2028	0.100%	EUR	432,570	560,337
03/01/2029	0.100%	EUR	144,115	192,628
07/25/2031	0.100%	EUR	168,447	230,849
03/01/2032	0.100%	EUR	40,560	54,797
03/01/2036	0.100%	EUR	353,882	497,782
07/25/2036	0.100%	EUR	89,417	127,836
07/25/2040	1.800%	EUR	515,684	985,299
Total				7,492,090
Germany 2.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	729,486	1,044,259
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2023	0.100%	EUR	603,555	725,706
04/15/2026	0.100%	EUR	538,930	695,625
04/15/2033	0.100%	EUR	66,670	96,371
04/15/2046	0.100%	EUR	363,797	644,172
Total				3,206,133
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 6.5%
Italy Buoni Poliennali Del Tesoro(c)
05/22/2023	0.450%	EUR	359,393	430,894
09/15/2023	2.600%	EUR	1,352,946	1,727,400
04/11/2024	0.400%	EUR	814,805	987,190
09/15/2026	3.100%	EUR	436,682	628,017
05/15/2028	1.300%	EUR	459,287	618,521
09/15/2032	1.250%	EUR	534,190	749,377
09/15/2035	2.350%	EUR	498,642	805,582
09/15/2041	2.550%	EUR	418,334	752,851
05/15/2051	0.150%	EUR	241,000	281,626
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	470,975	603,986
Total				7,585,444
Japan 3.1%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	736,400	6,726
03/10/2024	0.100%	JPY	104,500	956
09/10/2024	0.100%	JPY	43,324,200	398,034
03/10/2025	0.100%	JPY	119,426,800	1,093,992
03/10/2026	0.100%	JPY	94,481,536	868,880
03/10/2027	0.100%	JPY	88,834,830	822,141
03/10/2028	0.100%	JPY	30,459,996	281,504
03/10/2031	0.005%	JPY	14,111,440	129,605
Total				3,601,838
New Zealand 1.1%
New Zealand Government Inflation-Linked Bond(c)
09/20/2025	2.000%	NZD	1,122,717	851,545
09/20/2035	2.500%	NZD	162,357	143,106
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	392,986	348,174
Total				1,342,825
Spain 2.0%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	204,814	251,408
Spain Government Inflation-Linked Bond(c)
11/30/2024	1.800%	EUR	299,875	394,412
11/30/2027	0.650%	EUR	426,396	572,101
11/30/2030	1.000%	EUR	405,855	579,524
11/30/2033	0.700%	EUR	424,333	605,875
Total				2,403,320
Sweden 0.9%
Sweden Inflation-Linked Bond
06/01/2022	0.250%	SEK	2,737,334	317,714
06/01/2025	1.000%	SEK	3,267,342	416,163
12/01/2028	3.500%	SEK	1,676,271	269,422
06/01/2032	0.125%	SEK	231,253	31,423
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden Inflation-Linked Bond(c)
06/01/2030	0.125%	SEK	366,250	48,825
Total				1,083,547
United Kingdom 22.3%
United Kingdom Gilt Inflation-Linked Bond(c)
11/22/2027	1.250%	GBP	149,549	262,661
03/22/2029	0.125%	GBP	154,410	262,150
07/22/2030	4.125%	GBP	120,321	281,899
11/22/2032	1.250%	GBP	28,140	57,701
03/22/2034	0.750%	GBP	513,049	1,035,246
01/26/2035	2.000%	GBP	545,738	1,296,277
11/22/2036	0.125%	GBP	505,211	1,015,324
11/22/2037	1.125%	GBP	589,118	1,373,056
03/22/2040	0.625%	GBP	649,032	1,487,015
08/10/2041	0.125%	GBP	441,798	971,225
11/22/2042	0.625%	GBP	589,535	1,432,996
03/22/2044	0.125%	GBP	598,595	1,363,123
03/22/2046	0.125%	GBP	460,992	1,087,072
11/22/2047	0.750%	GBP	564,766	1,551,426
08/10/2048	0.125%	GBP	400,226	995,337
03/22/2050	0.500%	GBP	533,042	1,471,026
03/22/2051	0.125%	GBP	155,808	404,052
03/22/2052	0.250%	GBP	479,613	1,307,733
11/22/2055	1.250%	GBP	487,974	1,768,043
11/22/2056	0.125%	GBP	244,277	706,721
03/22/2058	0.125%	GBP	444,127	1,323,028
03/22/2062	0.375%	GBP	485,786	1,663,216
11/22/2065	0.125%	GBP	290,914	1,020,147
03/22/2068	0.125%	GBP	484,097	1,824,342
United Kingdom Inflation-Linked Gilt(c)
08/10/2031	0.125%	GBP	57,229	102,758
03/22/2039	0.125%	GBP	97,809	204,156
Total				26,267,730
United States 44.2%
U.S. Treasury Inflation-Indexed Bond
01/15/2023	0.125%		1,452,405	1,501,498
04/15/2023	0.625%		1,550,362	1,622,260
07/15/2023	0.375%		1,776,206	1,871,196
01/15/2024	0.625%		1,712,924	1,827,461
04/15/2024	0.500%		1,672,385	1,785,708
07/15/2024	0.125%		770,333	822,324
10/15/2024	0.125%		244,736	261,768
01/15/2025	0.250%		1,348,565	1,448,809
01/15/2025	2.375%		86,899	99,731
04/15/2025	0.125%		747,771	802,132
07/15/2025	0.375%		1,375,696	1,500,888
10/15/2025	0.125%		1,099,507	1,189,737
01/15/2026	0.625%		160,853	177,530
01/15/2026	2.000%		1,313,593	1,531,610
04/15/2026	0.125%		1,296,045	1,403,169
07/15/2026	0.125%		1,436,191	1,566,681
01/15/2027	0.375%		724,891	800,423
01/15/2027	2.375%		954,394	1,160,739

2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2027	0.375%	1,238,804	1,378,224
01/15/2028	0.500%	1,808,352	2,024,987
01/15/2028	1.750%	729,758	878,421
04/15/2028	3.625%	69,204	92,512
07/15/2028	0.750%	1,635,735	1,873,384
01/15/2029	0.875%	4,263,240	4,927,067
01/15/2029	2.500%	702,537	899,948
07/15/2029	0.250%	1,504,865	1,674,379
01/15/2030	0.125%	1,618,178	1,778,283
07/15/2030	0.125%	1,091,410	1,204,056
01/15/2031	0.125%	1,137,883	1,249,421
07/15/2031	0.125%	1,207,029	1,329,797
04/15/2032	3.375%	255,316	373,728
02/15/2040	2.125%	591,126	879,593
02/15/2041	2.125%	910,047	1,370,190
02/15/2042	0.750%	1,001,590	1,219,558
02/15/2043	0.625%	932,133	1,110,410
02/15/2044	1.375%	532,982	731,838
02/15/2045	0.750%	904,285	1,112,450
02/15/2046	1.000%	460,872	600,065
02/15/2047	0.875%	644,642	826,114
02/15/2048	1.000%	680,854	903,430
02/15/2049	1.000%	531,606	712,863
02/15/2050	0.250%	684,913	772,150
02/15/2051	0.125%	587,210	643,913
Total			51,940,445
Total Inflation-Indexed Bonds (Cost $99,881,724)			109,016,641
Options Purchased Calls 0.2%
Value ($)
(Cost $193,811)	254,530

Options Purchased Puts 0.2%

(Cost $314,964)	223,041

Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(e),(f)	6,373,014	6,372,377
Total Money Market Funds (Cost $6,372,377)		6,372,377
Total Investments in Securities (Cost $111,401,682)		120,438,343
Other Assets & Liabilities, Net		(2,827,020)
Net Assets		$117,611,323

At September 30, 2021, securities and/or cash totaling $562,854 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,251,000 AUD	1,654,167 USD	Citi	10/05/2021	26,799	—
2,847,000 CAD	2,261,011 USD	Citi	10/05/2021	13,265	—
4,182,000 GBP	5,758,982 USD	Citi	10/05/2021	124,148	—
2,151,000 NZD	1,516,612 USD	Citi	10/05/2021	31,678	—
798,565 USD	690,000 EUR	Citi	10/05/2021	712	—
1,623,817 USD	1,383,794 EUR	Citi	10/05/2021	—	(20,868)
119,693 EUR	138,795 USD	Citi	11/03/2021	69	—
690,000 EUR	799,003 USD	Citi	11/03/2021	—	(721)
22,935 USD	31,746 AUD	Citi	11/03/2021	19	—
43,872 USD	55,582 CAD	Citi	11/03/2021	9	—
1,311,731 USD	972,794 GBP	Citi	11/03/2021	—	(940)
1,967,880 CNY	300,000 USD	Citi	12/15/2021	—	(3,335)
2,112,000 DKK	336,174 USD	Deutsche Bank	10/05/2021	7,196	—
21,195,848 EUR	25,025,251 USD	Deutsche Bank	10/05/2021	472,567	—
16,812,310 GBP	23,137,521 USD	Deutsche Bank	10/05/2021	484,586	—
398,366,000 JPY	3,614,267 USD	Deutsche Bank	10/05/2021	34,872	—
9,453,000 SEK	1,097,128 USD	Deutsche Bank	10/05/2021	17,321	—
331,191 USD	2,112,000 DKK	Deutsche Bank	10/05/2021	—	(2,213)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,972,649 USD	18,031,800 EUR	Deutsche Bank	10/05/2021	—	(85,111)
21,749,759 USD	16,188,879 GBP	Deutsche Bank	10/05/2021	63,164	—
780,592 USD	567,418 GBP	Deutsche Bank	10/05/2021	—	(16,052)
32,633 USD	46,363 NZD	Deutsche Bank	10/05/2021	—	(627)
1,081,337 USD	9,453,000 SEK	Deutsche Bank	10/05/2021	—	(1,529)
2,112,000 DKK	331,361 USD	Deutsche Bank	11/03/2021	2,205	—
17,274,800 EUR	20,088,399 USD	Deutsche Bank	11/03/2021	66,560	—
54,000 GBP	73,963 USD	Deutsche Bank	11/03/2021	1,201	—
16,220,879 GBP	21,793,542 USD	Deutsche Bank	11/03/2021	—	(63,282)
9,453,000 SEK	1,081,575 USD	Deutsche Bank	11/03/2021	1,541	—
Total				1,347,912	(194,678)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Sterling	33	09/2022	GBP	4,094,269	—	(16,920)
Banker’s Acceptance	15	06/2022	CAD	3,720,188	—	(492)
Long Gilt	30	12/2021	GBP	3,754,500	—	(139,143)
U.S. Treasury 2-Year Note	10	12/2021	USD	2,200,547	—	(1,250)
U.S. Treasury 5-Year Note	22	12/2021	USD	2,700,328	—	(17,740)
U.S. Ultra Treasury Bond	1	12/2021	USD	191,063	—	(9,548)
Total					—	(185,093)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Banker’s Acceptance	(15)	12/2021	CAD	(3,731,625)	7	—
Euro-Bobl	(23)	12/2021	EUR	(3,103,390)	—	(2,418)
Euro-Bund	(2)	12/2021	EUR	(339,640)	6,707	—
Euro-Buxl 30-Year	(2)	12/2021	EUR	(406,680)	17,418	—
Eurodollar 90-Day	(5)	12/2024	USD	(1,229,938)	1,895	—
U.S. Treasury 10-Year Note	(7)	12/2021	USD	(921,266)	12,737	—
U.S. Ultra Bond 10-Year Note	(38)	12/2021	USD	(5,519,500)	98,934	—
Total					137,698	(2,418)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	351,500	351,500	2.98	03/07/2024	16,113	36,686
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	35,716
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	130,000	130,000	1.68	08/02/2024	5,829	3,870
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	5,585
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	10,652
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	10,588
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	10,838
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	40,998
4	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	95,000	95,000	2.87	02/22/2039	4,719	9,500
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	205,000	205,000	1.97	06/24/2024	9,369	8,462
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	205,000	205,000	2.00	06/28/2024	9,030	8,759
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	130,000	130,000	1.68	07/22/2024	5,772	3,829
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	290,000	290,000	1.55	07/29/2024	10,527	7,346
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	130,000	130,000	0.89	04/30/2025	7,014	1,628
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	95,000	95,000	1.28	06/04/2025	5,140	1,963
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	95,000	95,000	1.42	06/05/2025	5,092	2,403
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	230,000	230,000	2.60	04/07/2026	12,868	17,866
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	910,000	910,000	1.31	03/28/2022	8,509	9,318
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	450,000	450,000	1.53	04/05/2022	6,525	7,876
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	890,000	890,000	1.39	04/08/2022	13,426	11,253
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	1,260,000	1,260,000	1.20	04/28/2022	12,335	9,394
Total							193,811	254,530

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/02/2022	10,530	3,815
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/08/2022	9,227	3,912
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	351,500	351,500	2.98	03/07/2024	16,093	4,931
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	5,102
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/13/2024	16,763	10,055
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/20/2024	15,708	10,109
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	130,000	130,000	1.68	08/02/2024	5,829	7,987
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	17,014
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	3,249
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	3,275
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	3,190
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	12,860
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000	95,000	2.87	02/22/2039	4,606	3,714
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	130,000	130,000	1.68	07/22/2024	5,772	7,970
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	410,000	410,000	1.80	08/05/2024	16,154	22,603
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	130,000	130,000	0.89	04/30/2025	7,014	15,486
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.28	06/04/2025	5,140	8,784
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.42	06/05/2025	5,092	7,747
10-Year OTC Interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	205,000	205,000	1.97	06/24/2024	9,368	9,380
10-Year OTC Interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	205,000	205,000	2.00	06/28/2024	9,030	9,146
10-Year OTC Interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	230,000	230,000	2.60	04/07/2026	12,868	8,164
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	10
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	470,000	470,000	2.85	05/09/2022	27,754	2,115
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	910,000	910,000	1.31	03/28/2022	8,508	7,332
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	1,330,000	1,330,000	1.25	07/15/2022	16,297	19,482
5-Year OTC Interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	450,000	450,000	1.53	04/05/2022	6,525	2,231
5-Year OTC Interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	890,000	890,000	1.39	04/08/2022	12,906	6,403
90-Day Euro$ Future	UBS	USD	3,980,200	16	99.25	10/15/2021	1,431	100
U.S. Treasury 10-Year Note	UBS	USD	526,438	4	133.00	11/26/2021	3,881	6,875
Total							314,964	223,041

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(220,000)	(220,000)	1.25	1/27/2022	(5,000)	(836)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(210,000)	(210,000)	1.62	2/18/2022	(5,568)	(3,332)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(170,000)	(170,000)	1.25	12/30/2022	(5,606)	(1,778)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(310,000)	(310,000)	1.44	1/09/2023	(10,988)	(4,756)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(330,000)	(330,000)	2.01	3/01/2023	(12,573)	(13,396)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(29,748)
6	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(410,000)	(410,000)	1.00	11/04/2021	(2,050)	(22)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(430,000)	(430,000)	1.30	11/12/2021	(4,246)	(622)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(240,000)	(240,000)	1.00	1/27/2022	(3,288)	(308)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(210,000)	(210,000)	0.74	5/02/2022	(7,266)	(228)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(490,000)	(490,000)	1.53	9/01/2022	(13,009)	(8,004)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(155,000)	(155,000)	1.23	12/16/2022	(5,084)	(1,527)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(155,000)	(155,000)	1.24	12/16/2022	(5,069)	(1,561)
10-Year OTC Interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(190,000)	(190,000)	1.78	10/14/2021	(4,071)	(3,722)
10-Year OTC Interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(300,000)	(300,000)	1.40	6/07/2022	(2,850)	(3,230)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(170,000)	(170,000)	1.06	10/11/2022	(5,718)	(984)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,095,000)	(1,095,000)	0.52	3/03/2022	(3,189)	(1,606)
2-Year OTC Interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,490,000)	(2,490,000)	0.51	1/10/2022	(7,245)	(3,639)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,480,000)	(1,480,000)	0.41	2/23/2022	(3,619)	(1,000)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,140,000)	(2,140,000)	0.51	3/01/2022	(6,714)	(2,974)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,600,000)	(1,600,000)	0.48	3/02/2022	(4,600)	(1,908)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,095,000)	(1,095,000)	0.56	3/21/2022	(3,682)	(1,993)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,170,000)	(2,170,000)	0.57	3/23/2022	(7,052)	(4,089)
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(80,000)	(80,000)	2.00	9/30/2024	(8,320)	(8,336)
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(120,000)	(120,000)	1.85	9/17/2024	(12,510)	(10,468)
5-Year OTC Interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(630,000)	(630,000)	0.90	4/22/2022	(3,339)	(1,495)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC Interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,900,000)	(1,900,000)	0.90	4/28/2022	(8,485)	(4,547)
U.S. Treasury 10-Year Note	UBS	USD	(526,438)	(4)	136.00	11/26/2021	(1,119)	(125)
Total							(177,114)	(116,234)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.10	01/06/2022	(7,750)	(983)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.15	01/10/2022	(8,000)	(860)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(220,000)	(220,000)	1.25	01/27/2022	(5,000)	(8,907)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(210,000)	(210,000)	1.62	02/18/2022	(5,568)	(3,922)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(1,988)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/02/2022	(2,574)	(504)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/02/2022	(5,343)	(1,413)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/08/2022	(2,309)	(525)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/08/2022	(4,719)	(1,463)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(170,000)	(170,000)	1.25	12/30/2022	(5,606)	(10,817)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(310,000)	(310,000)	1.44	01/09/2023	(9,224)	(16,024)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(330,000)	(330,000)	2.01	03/01/2023	(12,573)	(8,593)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(3,542)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(5,939)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(3,572)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(5,981)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	2.25	08/20/2024	(12,000)	(14,447)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(9,182)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(170,000)	(170,000)	1.06	10/11/2022	(5,718)	(12,387)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(190,000)	(190,000)	1.78	10/14/2021	(4,071)	(162)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(430,000)	(430,000)	1.50	11/12/2021	(5,160)	(6,260)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.50	01/27/2022	(3,288)	(5,495)
8	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	02/28/2022	(4,380)	(4,880)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(210,000)	(210,000)	0.74	05/02/2022	(7,266)	(19,021)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(300,000)	(300,000)	2.40	06/07/2022	(3,360)	(1,611)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(490,000)	(490,000)	1.53	09/01/2022	(13,009)	(18,861)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(155,000)	(155,000)	1.24	12/16/2022	(5,069)	(9,842)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(155,000)	(155,000)	1.23	12/16/2022	(5,084)	(9,953)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-month EURIBOR	Deutsche Bank	EUR	(410,000)	(410,000)	0.70	05/15/2023	(11,067)	(6,738)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,490,000)	(2,490,000)	0.51	01/10/2022	(6,957)	(3,855)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,095,000)	(1,095,000)	0.52	03/03/2022	(3,189)	(3,118)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(960,000)	(960,000)	0.50	12/06/2021	(768)	(767)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(963,000)	(963,000)	0.45	12/10/2021	(809)	(1,335)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(680,000)	(680,000)	0.50	01/19/2022	(1,278)	(1,274)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,480,000)	(1,480,000)	0.75	02/25/2022	(3,483)	(1,489)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,140,000)	(2,140,000)	0.51	03/01/2022	(6,714)	(6,172)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,600,000)	(1,600,000)	0.48	03/02/2022	(4,600)	(5,105)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,095,000)	(1,095,000)	0.56	03/21/2022	(3,682)	(3,096)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,170,000)	(2,170,000)	0.57	03/23/2022	(7,052)	(6,084)
30-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(80,000)	(80,000)	2.00	09/30/2024	(8,320)	(8,395)
30-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(120,000)	(120,000)	1.85	09/17/2024	(12,510)	(14,726)
U.S. Treasury 10-Year Note	UBS	USD	(1,052,875)	(8)	131.00	11/26/2021	(3,113)	(5,125)
Total							(287,392)	(254,413)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.845%	Receives Quarterly, Pays SemiAnnually	BNP Paribas	11/15/2027	USD	510,000	10,599	—	—	10,599	—
Fixed rate of 3.746%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Citi	04/15/2031	GBP	150,000	(11,718)	—	—	—	(11,718)
Fixed rate of 0.882%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	475,000	4,619	—	—	4,619	—
Fixed rate of 0.640%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	04/21/2023	CAD	1,970,000	(3,040)	—	—	—	(3,040)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/23/2023	USD	1,570,000	(1,473)	—	—	—	(1,473)
Fixed rate of 0.790%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/22/2023	CAD	1,490,000	(961)	—	—	—	(961)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/24/2023	USD	1,180,000	(808)	—	—	—	(808)
3-Month USD LIBOR	Fixed rate of 1.771%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2023	USD	3,380,000	(44,013)	—	—	—	(44,013)
Fixed rate of 0.353%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/18/2023	USD	900,000	(1,775)	—	—	—	(1,775)
3-Month USD LIBOR	Fixed rate of 0.518%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	12/30/2023	USD	80,000	(20)	—	—	—	(20)
Fixed rate of 0.438%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/25/2024	USD	10,000	(20)	—	—	—	(20)
Fixed rate of 0.379%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/07/2024	USD	600,000	(2,118)	—	—	—	(2,118)
Fixed rate of 0.397%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/08/2024	USD	560,000	(1,795)	—	—	—	(1,795)
Fixed rate of 0.486%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2024	USD	300,000	(625)	—	—	—	(625)
Fixed rate of 0.460%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/07/2024	USD	300,000	(812)	—	—	—	(812)
3-Month USD LIBOR	Fixed rate of 0.563%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/24/2024	USD	600,000	694	—	—	694	—
3-Month USD LIBOR	Fixed rate of 0.602%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/25/2024	USD	300,000	112	—	—	112	—
3-Month USD LIBOR	Fixed rate of 0.607%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/28/2024	USD	270,000	93	—	—	93	—
3-Month USD LIBOR	Fixed rate of 0.635%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/29/2024	USD	300,000	(56)	—	—	—	(56)
3-Month USD LIBOR	Fixed rate of 0.639%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/29/2024	USD	380,000	(103)	—	—	—	(103)
Fixed rate of 0.633%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2024	USD	550,000	71	—	—	71	—
3-Month USD LIBOR	Fixed rate of 0.651%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/30/2024	USD	300,000	(147)	—	—	—	(147)
3-Month USD LIBOR	Fixed rate of 0.622%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/31/2024	USD	180,000	14	—	—	14	—
Fixed rate of 0.592%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/20/2024	USD	560,000	(770)	—	—	—	(770)
3-Month USD LIBOR	Fixed rate of 0.729%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/21/2024	USD	580,000	260	—	—	260	—
3-Month USD LIBOR	Fixed rate of 0.742%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/23/2024	USD	290,000	78	—	—	78	—
10	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.767%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/28/2024	USD	150,000	(13)	—	—	—	(13)
UK Retail Price Index All Items Monthly	Fixed rate of 3.245%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2024	GBP	550,000	37,958	—	—	37,958	—
Fixed rate of 0.125%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	07/30/2024	GBP	610,000	(16,427)	—	—	—	(16,427)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.706%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/12/2024	USD	1,000,000	68,856	—	—	68,856	—
3-Month USD LIBOR	Fixed rate of 0.744%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/12/2024	USD	690,000	1,217	—	—	1,217	—
3-Month USD LIBOR	Fixed rate of 0.782%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/15/2024	USD	370,000	399	—	—	399	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.710%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/25/2024	USD	1,400,000	105,178	—	—	105,178	—
Fixed rate of 3.083%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/29/2024	USD	1,400,000	108,246	—	—	108,246	—
3-Month USD LIBOR	Fixed rate of 0.625%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/14/2025	USD	330,000	1,028	—	—	1,028	—
Fixed rate of 0.358%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/02/2025	USD	320,000	(5,065)	—	—	—	(5,065)
Fixed rate of 0.478%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/21/2026	USD	460,000	(8,064)	—	—	—	(8,064)
UK Retail Price Index All Items Monthly	Fixed rate of 3.578%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2026	GBP	520,000	37,834	—	—	37,834	—
Fixed rate of 2.325%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/01/2026	USD	975,000	(50,220)	—	—	—	(50,220)
3-Month USD LIBOR	Fixed rate of 1.710%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/06/2026	USD	180,000	57	—	—	57	—
Fixed rate of 2.634%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/10/2026	USD	810,000	(22,988)	—	—	—	(22,988)
UK Retail Price Index All Items Monthly	Fixed rate of 3.630%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2026	GBP	562,500	32,501	—	—	32,501	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.498%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2026	EUR	765,000	25,222	—	—	25,222	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.425%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2026	EUR	392,500	14,732	—	—	14,732	—
Fixed rate of 2.499%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/22/2026	USD	405,000	(13,572)	—	—	—	(13,572)
Fixed rate of 2.545%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/24/2026	USD	1,005,000	(30,879)	—	—	—	(30,879)
Fixed rate of 2.581%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/09/2026	USD	400,000	(10,416)	—	—	—	(10,416)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.535%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/12/2026	USD	395,000	(11,025)	—	—	—	(11,025)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.435%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2026	EUR	395,000	14,053	—	—	14,053	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.478%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2026	EUR	390,000	12,840	—	—	12,840	—
Fixed rate of 1.450%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2026	EUR	390,000	(13,522)	—	—	—	(13,522)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.726%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/28/2026	USD	400,000	5,839	—	—	5,839	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.578%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2026	EUR	795,000	20,115	—	—	20,115	—
Fixed rate of 2.590%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/23/2026	USD	810,000	(12,524)	—	—	—	(12,524)
Fixed rate of 2.691%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/09/2026	USD	810,000	(5,460)	—	—	—	(5,460)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.778%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2026	EUR	785,000	8,778	—	—	8,778	—
Fixed rate of 4.228%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2026	GBP	295,000	(5)	—	—	—	(5)
Fixed rate of 0.930%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/17/2026	USD	590,000	(4,033)	—	—	—	(4,033)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.709%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/04/2026	USD	520,000	(6)	—	—	—	(6)
Fixed rate of -0.150%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	11/16/2026	EUR	410,000	549	—	—	549	—
6-Month EURIBOR	Fixed rate of -0.175%	Receives SemiAnnually, Pays Annually	Goldman Sachs	11/17/2026	EUR	400,000	68	—	—	68	—
Fixed rate of 1.366%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/22/2027	USD	160,000	890	—	—	890	—
3-Month USD LIBOR	Fixed rate of 1.285%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/20/2027	USD	230,000	(39)	—	—	—	(39)
Fixed rate of 0.680%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	(10,557)	—	—	—	(10,557)
Fixed rate of 0.652%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	(10,994)	—	—	—	(10,994)
Fixed rate of 1.190%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/19/2027	USD	350,000	(3,122)	—	—	—	(3,122)
Fixed rate of 1.224%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/16/2027	USD	120,000	(1,034)	—	—	—	(1,034)
12	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.502%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2027	USD	290,000	11,690	—	—	11,690	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.570%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	GBP	725,000	59,150	—	—	59,150	—
3-Month USD LIBOR	Fixed rate of 1.271%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/15/2028	USD	490,000	(640)	—	—	—	(640)
3-Month USD LIBOR	Fixed rate of 1.043%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2028	USD	50,000	678	—	—	678	—
Fixed rate of 1.051%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/15/2028	USD	120,000	(1,927)	—	—	—	(1,927)
UK Retail Price Index All Items Monthly	Fixed rate of 3.710%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2028	GBP	380,000	23,908	—	—	23,908	—
Fixed rate of 0.654%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/12/2028	USD	330,000	(16,399)	—	—	—	(16,399)
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	9,869	—	—	9,869	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.750%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	345,000	6,399	—	—	6,399	—
6-Month EURIBOR	Fixed rate of 0.185%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/16/2030	EUR	110,000	(1,772)	—	—	—	(1,772)
Fixed rate of 0.820%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/14/2030	USD	170,000	(8,505)	—	—	—	(8,505)
3-Month USD LIBOR	Fixed rate of 0.648%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2030	USD	170,000	11,449	—	—	11,449	—
Fixed rate of 1.848%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/10/2030	USD	485,000	(61,163)	—	—	—	(61,163)
Fixed rate of 2.008%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/04/2030	USD	170,000	(17,954)	—	—	—	(17,954)
Fixed rate of 1.949%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/18/2030	USD	230,000	(25,211)	—	—	—	(25,211)
Fixed rate of 3.574%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2030	GBP	525,000	(53,921)	—	—	—	(53,921)
UK Retail Price Index All Items Monthly	Fixed rate of 3.384%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2030	GBP	150,000	19,894	—	—	19,894	—
Fixed rate of 2.192%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/31/2030	USD	240,000	(19,102)	—	—	—	(19,102)
UK Retail Price Index All Items Monthly	Fixed rate of 3.422%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2031	GBP	145,000	19,488	—	—	19,488	—
Fixed rate of 2.329%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/26/2031	USD	240,000	(15,464)	—	—	—	(15,464)
Fixed rate of 3.630%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2031	GBP	415,000	(40,650)	—	—	—	(40,650)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.313%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/01/2031	USD	785,000	50,416	—	—	50,416	—
3-Month USD LIBOR	Fixed rate of 2.780%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/10/2031	USD	127,000	(10,762)	—	—	—	(10,762)
UK Retail Price Index All Items Monthly	Fixed rate of 3.623%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2031	GBP	210,000	20,833	—	—	20,833	—
Fixed rate of 3.678%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2031	GBP	45,000	(4,044)	—	—	—	(4,044)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.468%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/19/2031	USD	200,000	9,011	—	—	9,011	—
Fixed rate of 1.109%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	05/15/2031	USD	420,000	(7,439)	—	—	—	(7,439)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.520%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/10/2031	USD	810,000	27,592	—	—	27,592	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.699%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	545,000	38,650	—	—	38,650	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.721%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	310,000	20,817	—	—	20,817	—
Fixed rate of 1.537%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	EUR	410,000	(20,833)	—	—	—	(20,833)
Fixed rate of 1.464%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	EUR	392,500	(23,763)	—	—	—	(23,763)
Fixed rate of 1.534%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	EUR	765,000	(39,178)	—	—	—	(39,178)
Fixed rate of 3.670%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	562,500	(42,709)	—	—	—	(42,709)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.380%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/22/2031	USD	405,000	19,142	—	—	19,142	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.430%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/24/2031	USD	1,005,000	41,601	—	—	41,601	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.440%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/09/2031	USD	400,000	14,950	—	—	14,950	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.375%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/12/2031	USD	395,000	17,315	—	—	17,315	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.530%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2031	EUR	390,000	19,645	—	—	19,645	—
14	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.538%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2031	EUR	390,000	(19,274)	—	—	—	(19,274)
Fixed rate of 1.503%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2031	EUR	395,000	(21,360)	—	—	—	(21,360)
Fixed rate of 2.529%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/28/2031	USD	400,000	(9,512)	—	—	—	(9,512)
Fixed rate of 1.612%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2031	EUR	795,000	(30,379)	—	—	—	(30,379)
Fixed rate of 1.513%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/19/2031	USD	20,000	(57)	—	—	—	(57)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.445%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/23/2031	USD	810,000	21,185	—	—	21,185	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.543%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/09/2031	USD	810,000	9,667	—	—	9,667	—
UK Retail Price Index All Items Monthly	Fixed rate of 4.010%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2031	GBP	295,000	(8)	—	—	—	(8)
Fixed rate of 1.763%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2031	EUR	785,000	(12,768)	—	—	—	(12,768)
Fixed rate of 1.082%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/16/2031	USD	60,000	(1,165)	—	—	—	(1,165)
SOFR	Fixed rate of 1.145%	Receives Annually, Pays Annually	Goldman Sachs	09/20/2031	USD	60,000	808	—	—	808	—
SOFR	Fixed rate of 1.150%	Receives Annually, Pays Annually	Goldman Sachs	09/20/2031	USD	60,000	782	—	—	782	—
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/21/2031	USD	180,000	2,271	—	—	2,271	—
SOFR	Fixed rate of 1.190%	Receives Annually, Pays Annually	Goldman Sachs	09/21/2031	USD	80,000	734	—	—	734	—
SOFR	Fixed rate of 1.198%	Receives Annually, Pays Annually	Goldman Sachs	09/21/2031	USD	20,000	170	—	—	170	—
Fixed rate of 1.400%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/21/2031	USD	360,000	(4,314)	—	—	—	(4,314)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/22/2031	USD	180,000	2,926	—	—	2,926	—
Fixed rate of 1.123%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/22/2031	USD	60,000	(943)	—	—	—	(943)
3-Month USD LIBOR	Fixed rate of 1.521%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/24/2031	USD	380,000	6,806	—	—	6,806	—
Fixed rate of 1.135%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/24/2031	USD	30,000	(440)	—	—	—	(440)
Fixed rate of 1.115%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/24/2031	USD	60,000	(995)	—	—	—	(995)
Fixed rate of 1.113%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/24/2031	USD	120,000	(2,012)	—	—	—	(2,012)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 1.211%	Receives Annually, Pays Annually	Goldman Sachs	09/27/2031	USD	60,000	451	—	—	451	—
SOFR	Fixed rate of 1.235%	Receives Annually, Pays Annually	Goldman Sachs	09/27/2031	USD	60,000	312	—	—	312	—
SOFR	Fixed rate of 1.251%	Receives Annually, Pays Annually	Goldman Sachs	09/28/2031	USD	60,000	224	—	—	224	—
SOFR	Fixed rate of 1.262%	Receives Annually, Pays Annually	Goldman Sachs	09/28/2031	USD	60,000	157	—	—	157	—
Fixed rate of 0.126%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/28/2031	EUR	60,000	(228)	—	—	—	(228)
SOFR	Fixed rate of 1.294%	Receives Annually, Pays Annually	Goldman Sachs	09/29/2031	USD	60,000	(23)	—	—	—	(23)
SOFR	Fixed rate of 1.341%	Receives Annually, Pays Annually	Goldman Sachs	09/30/2031	USD	60,000	(291)	—	—	—	(291)
SOFR	Fixed rate of 1.324%	Receives Annually, Pays Annually	Goldman Sachs	10/01/2031	USD	60,000	(186)	—	—	—	(186)
Fixed rate of 2.565%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/04/2031	USD	520,000	(11)	—	—	—	(11)
3-Month USD LIBOR	Fixed rate of 1.594%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2032	USD	225,000	1,181	—	—	1,181	—
3-Month USD LIBOR	Fixed rate of 1.621%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/22/2032	USD	112,500	304	—	—	304	—
3-Month USD LIBOR	Fixed rate of 0.760%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/03/2032	USD	180,000	15,762	—	—	15,762	—
3-Month USD LIBOR	Fixed rate of 0.765%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/04/2032	USD	320,000	27,877	—	—	27,877	—
6-Month EURIBOR	Fixed rate of 0.440%	Receives SemiAnnually, Pays Annually	Goldman Sachs	05/16/2033	EUR	140,000	(1,155)	—	—	—	(1,155)
UK Retail Price Index All Items Monthly	Fixed rate of 3.420%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2034	GBP	815,000	77,721	—	—	77,721	—
3-Month USD LIBOR	Fixed rate of 1.907%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/21/2034	USD	150,000	1,887	—	—	1,887	—
3-Month USD LIBOR	Fixed rate of 1.933%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/22/2034	USD	100,000	1,024	—	—	1,024	—
3-Month USD LIBOR	Fixed rate of 1.998%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/07/2034	USD	130,000	608	—	—	608	—
3-Month USD LIBOR	Fixed rate of 2.111%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/12/2034	USD	130,000	(700)	—	—	—	(700)
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	38,993	—	—	38,993	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.390%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	36,455	—	—	36,455	—
Fixed rate of 3.360%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2039	GBP	815,000	(125,929)	—	—	—	(125,929)
3-Month USD LIBOR	Fixed rate of 2.098%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2039	USD	70,000	423	—	—	423	—
Fixed rate of 3.341%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	(54,301)	—	—	—	(54,301)
Fixed rate of 3.310%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	(58,146)	—	—	—	(58,146)
16	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.973%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2040	USD	60,000	8,446	—	—	8,446	—
Fixed rate of 3.333%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2040	GBP	115,000	(26,495)	—	—	—	(26,495)
Fixed rate of 3.560%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2041	GBP	120,000	(16,783)	—	—	—	(16,783)
Fixed rate of 3.270%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2044	GBP	630,000	(144,209)	—	—	—	(144,209)
3-Month USD LIBOR	Fixed rate of 2.110%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2044	USD	160,000	(125)	—	—	—	(125)
Fixed rate of 3.239%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	200,000	(52,134)	—	—	—	(52,134)
Fixed rate of 3.220%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	300,000	(81,409)	—	—	—	(81,409)
SOFR	Fixed rate of 1.450%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2047	USD	670,000	21,046	—	—	21,046	—
Fixed rate of 1.432%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	02/15/2047	USD	170,000	(5,463)	—	—	—	(5,463)
3-Month USD LIBOR	Fixed rate of 2.378%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/05/2049	USD	60,000	(1,655)	—	—	—	(1,655)
3-Month USD LIBOR	Fixed rate of 1.709%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	50,000	926	—	—	926	—
3-Month USD LIBOR	Fixed rate of 1.667%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2049	USD	40,000	858	—	—	858	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.160%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2049	GBP	630,000	198,559	—	—	198,559	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.111%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	300,000	107,274	—	—	107,274	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.133%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	200,000	68,370	—	—	68,370	—
Fixed rate of 1.828%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/10/2050	USD	50,000	(277)	—	—	—	(277)
Fixed rate of 1.870%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/19/2051	USD	90,000	363	—	—	363	—
Fixed rate of 1.905%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/22/2051	USD	45,000	550	—	—	550	—
Fixed rate of 1.904%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/11/2051	USD	20,000	319	—	—	319	—
Fixed rate of 1.793%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2051	EUR	100,000	(13,807)	—	—	—	(13,807)
Fixed rate of 1.886%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2051	EUR	85,000	(7,427)	—	—	—	(7,427)
3-Month USD LIBOR	Fixed rate of 1.090%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	11,744	—	—	11,744	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.136%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	11,086	—	—	11,086	—
3-Month USD LIBOR	Fixed rate of 0.881%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2053	USD	60,000	15,342	—	—	15,342	—
Fixed rate of 1.929%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/01/2056	USD	10,000	(182)	—	—	—	(182)
Total							243,190	—	—	1,649,008	(1,405,818)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	0.223%
3-Month USD LIBOR	London Interbank Offered Rate	0.130%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.528%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.175%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	0.500%
SOFR	Secured Overnight Financing Rate	0.050%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	3.100%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	5.390%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $52,658,880, which represents 44.77% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	2,526,899	36,252,643	(32,407,165)	—	6,372,377	—	1,326	6,373,014
Abbreviation Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CNY	China Yuan Renminbi
18	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2021 (Unaudited)
Currency Legend  (continued)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2021	19

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7029_12_L01_(11/21)